Other Income / Expense	9 Months Ended
Sep. 30, 2022
Text Block [Abstract]
Other Income / Expense
NOTE 17 - OTHER INCOME / EXPENSE
a) Finance Costs

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Interest on loans and borrowings	$786,061	$247,525	$1,917,618	$781,033
Interest on convertible debentures	609,756	1,320,886	3,064,106	4,426,119
Interest on lease liabilities	108,031	70,899	309,448	225,753
Transaction costs expensed	115,856	76,324	364,501	530,898
Other finance costs (income)	(18,566)	(3,199)	34,095	(68,855)

Total finance costs	$1,601,138	$1,712,435	$5,689,768	$5,894,948

b) Fair value (gain) loss on derivatives

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Gain on warrant liability remeasurement 1	$(2,359,935)	$(280,177)	$(7,359,015)	$(280,177)
Gain on embedded derivatives 2	(4,122)	372,115	(36,641)	(791,944)
Loss on substantial modification and conversion	—	8,571,881	—	8,571,881
Deferred charge loss 2	—	—	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,364,057)	$8,663,819	$(7,395,656)	$9,114,862

1	Unrealized change in fair value (Note 12).
2	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.
c) Other income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Government assistance 1	$—	$(1,612,053)	$(637,942)	$(3,729,796)
Government loan forgiveness	—	(787,699)	—	(1,086,781)
Derecognition of contingent consideration	(368,806)	(1,973)	(368,806)	(574,235)
Fair value adjustment to royalty receivable 2	(3,394,455)	—	(3,394,455)	—
Loss on deconsolidation of subsidiary 2	210,488	—	210,488	—
Other	(117,537)	(4,809)	(141,887)	(81,030)

Total other income	$(3,670,310)	$(2,406,534)	$(4,332,602)	$(5,471,842)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.
2	See Note 15.